Note 36 - Related Party Transactions - Compensation Expense of Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation Expense of Key Management Personnel [Abstract]
Short-term employee benefits	€ 36	€ 30	€ 32
Post-employment benefits	7	7	6
Other long-term benefits	10	2	6
Termination benefits	6	0	34
Share-based payment	15	8	21
Total	€ 74	€ 47	€ 99